Inventories -Schedule of Inventories (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Inventories [Abstract]
Merchandise	$ 39,384	$ 277,422
Other supplies	367	387
Inventories	$ 39,751	$ 277,809